Derivatives - Notional of hedging instruments affected by interest rate benchmark reform (Details) - GBP (£) £ in Billions	Dec. 31, 2019	Dec. 31, 2018
Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	£ 11,293.0	£ 10,536.0
Fair value hedging | LIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	40.2
Fair value hedging | EURIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	11.1
Cash flow hedging | LIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	44.2
Cash flow hedging | EURIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	3.4
Cash flow hedging | SONIA
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	£ 0.0